Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue from other sources
Interest income and others (note)	$ 254,988	$ 63,299	$ 43,927
Revenue	7,278,837	5,466,243	1,408,469
Interest Income and Others [Member]
Revenue from other sources
Interest income and others (note)	254,988	63,299	43,927
Third parties [Member]
Revenue from other sources
Revenue	7,153,974	5,437,083	1,397,782
Third parties [Member] | Interest Income and Others [Member]
Revenue from other sources
Interest income and others (note)	253,818	61,019	42,489
Related parties [Member]
Brokerage commissions related to
Brokerage commissions related	5,900	26,880	7,119
Revenue from other sources
Revenue	124,863	29,160	10,687
Related parties [Member] | Interest Income and Others [Member]
Revenue from other sources
Interest income and others (note)	1,170	2,280	1,438
Related parties [Member] | Investment Management Fee Income [Member]
Revenue from contracts with customers recognized over time
Investment management fee income	495,101
Revenue from Contracts with Customers Recognized at a Point in Time [Member]
Brokerage commissions related to
Due diligence service fees		79,543
Handling income on
Introducing and referral income		4,681,683
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Custodian Services [Member]
Handling income on
Handling income	1,305,085	77,158	110,296
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Dividend Collection [Member]
Handling income on
Handling income	3,737	50,587	17,570
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Equity Securities [Member]
Underwriting and placement income related to
Underwriting and placement income	968,966	114,091	109,316
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Introducing and Referral Income [Member]
Handling income on
Introducing and referral income	2,404,433		264,941
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Bonds and Others [Member]
Underwriting and placement income related to
Underwriting and placement income	473,707
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Third parties [Member]
Brokerage commissions related to
Due diligence service fees		79,543
Handling income on
Introducing and referral income		4,681,683
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Third parties [Member] | Custodian Services [Member]
Handling income on
Handling income	1,305,085	77,158	108,218
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Third parties [Member] | Dividend Collection [Member]
Handling income on
Handling income	3,646	50,587	17,518
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Third parties [Member] | Equity Securities [Member]
Underwriting and placement income related to
Underwriting and placement income	968,966	114,091	109,316
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Third parties [Member] | Introducing and Referral Income [Member]
Handling income on
Introducing and referral income	2,404,433		264,941
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Third parties [Member] | Bonds and Others [Member]
Underwriting and placement income related to
Underwriting and placement income	473,707
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Related parties [Member]
Brokerage commissions related to
Due diligence service fees
Handling income on
Introducing and referral income
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Related parties [Member] | Custodian Services [Member]
Handling income on
Handling income			2,078
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Related parties [Member] | Dividend Collection [Member]
Handling income on
Handling income	91		52
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Related parties [Member] | Equity Securities [Member]
Underwriting and placement income related to
Underwriting and placement income
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Related parties [Member] | Introducing and Referral Income [Member]
Handling income on
Introducing and referral income
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Related parties [Member] | Bonds and Others [Member]
Underwriting and placement income related to
Underwriting and placement income
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Hong Kong [Member]
Brokerage commissions related to
Brokerage commissions related	217,466	270,689	375,928
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Hong Kong [Member] | Third parties [Member]
Brokerage commissions related to
Brokerage commissions related	215,914	265,591	371,930
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Hong Kong [Member] | Related parties [Member]
Brokerage commissions related to
Brokerage commissions related	1,552	5,098	3,998
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | United States [Member]
Brokerage commissions related to
Brokerage commissions related	762,795	58,557	22,251
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | United States [Member] | Third parties [Member]
Brokerage commissions related to
Brokerage commissions related	758,447	36,775	19,130
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | United States [Member] | Related parties [Member]
Brokerage commissions related to
Brokerage commissions related	4,348	21,782	3,121
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Advisory Fees [Member]
Revenue from contracts with customers recognized over time
Advisory fees		10,624
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Bonds and Others [Member]
Underwriting and placement income related to
Underwriting and placement income			43,322
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Third parties [Member] | Advisory Fees [Member]
Revenue from contracts with customers recognized over time
Advisory fees		10,624
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Third parties [Member] | Bonds and Others [Member]
Underwriting and placement income related to
Underwriting and placement income			43,322
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Related parties [Member] | Advisory Fees [Member]
Revenue from contracts with customers recognized over time
Advisory fees
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Related parties [Member] | Bonds and Others [Member]
Underwriting and placement income related to
Underwriting and placement income
Revenue from Contracts with Customers Recognized Over Time [Member]
Revenue from contracts with customers recognized over time
Investment management fee income		60,012
Revenue from Contracts with Customers Recognized Over Time [Member] | Advisory Fees [Member]
Revenue from contracts with customers recognized over time
Advisory fees	392,559		420,918
Revenue from Contracts with Customers Recognized Over Time [Member] | Third parties [Member]
Revenue from contracts with customers recognized over time
Investment management fee income		60,012
Revenue from Contracts with Customers Recognized Over Time [Member] | Third parties [Member] | Advisory Fees [Member]
Revenue from contracts with customers recognized over time
Advisory fees	392,559		420,918
Revenue from Contracts with Customers Recognized Over Time [Member] | Third parties [Member] | Investment Management Fee Income [Member]
Revenue from contracts with customers recognized over time
Investment management fee income	377,399
Revenue from Contracts with Customers Recognized Over Time [Member] | Related parties [Member]
Revenue from contracts with customers recognized over time
Investment management fee income
Revenue from Contracts with Customers Recognized Over Time [Member] | Related parties [Member] | Advisory Fees [Member]
Revenue from contracts with customers recognized over time
Advisory fees
Revenue from Contracts with Customers Recognized Over Time [Member] | Related parties [Member] | Investment Management Fee Income [Member]
Revenue from contracts with customers recognized over time
Investment management fee income